Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Allowance for doubtful accounts
Balance at beginning of the year	$ 658	$ 270	$ 1,252
Provision for the year	297	419	34
Bad debt recovery		(16)	(708)
Written off	(1)	(15)	(308)
Balance at end of the year	$ 954	$ 658	$ 270